Contributed surplus (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Contributed Surplus

Amount
$
Contributed surplus

Balance – January 1, 2020 (recast – note 2)	6,676

Share-based compensation
Stock options vested	753
DSUs vested	401
Stock options exercised	(297)
DSUs redeemed	(132)
Warrants expired	251

Balance – December 31, 2020 (recast – note 2)	7,652

Share-based compensation
Stock options vested	1,738
DSUs vested	583
Stock options exercised	(171)
DSUs Redeemed	(432)

Balance – December 31, 2021	9,370

Schedule of Weighted Average Assumptions

	2021	2020
Risk-free interest rate	0.82%	1.00%
Exercise price	CAD$3.30	CAD$5.50
Market price	CAD$3.30	CAD$5.50
Expected volatility	79%	71%
Expected dividend yield	–	–
Expected life (years)	7.0	4.2
Forfeiture rate	4%	4%

Schedule of Option Activity

Option activity for the period ended December 31, 2021 and year December 31, 2020 was as follows:

	December 31, 2021			December 31, 2020
		Weighted		Weighted
		average		average
	Number	exercise price	Number	exercise price
	#	$ CAD	#	$ CAD
Outstanding - Beginning of period	1,636,236	4.93	1,573,411	4.63

Granted	1,430,635	3.30	395,850	5.50
Exercised	(150,438)[1]	2.37	(203,595)[1]	2.42
Forfeited	(109,218)	4.46	(47,638)	6.69
Cancelled	(124,238)	3.84	(81,792)	6.92
Expired	(8,750)	2.37	–	–

Outstanding - End of period	2,674,227	4.28	1,636,236	4.93

[1] Of the 150,438 (2020 – 203,595) options exercised, 125,812 (2020 – 109,845) elected the cashless exercise, under which 58,787 shares (2020 – 68,336) were issued. These options would have otherwise been exercisable for proceeds of $235 (2020 - $180) on the exercise date.

Schedule of Options Outstanding

At December 31, 2021, the following options were outstanding:

		Options outstanding			Options exercisable
			Weighted			Weighted
		Weighted	average		Weighted	average
Exercise		average	remaining		average	remaining
price		exercise	contractual life		exercise	contractual life
range	Number	price	(years)	Number	price	(years)
$	#	$ CAD		#	$ CAD

1.98 – 2.21	430,000	2.09	7.05	125,000	1.98	0.59
2.22 – 2.65	519,722	2.31	5.86	207,812	2.40	0.23
2.66 – 4.68	761,475	4.10	6.80	191,666	4.32	0.84
4.69 – 6.19	324,650	5.68	2.60	170,700	5.79	1.87
6.20 – 7.39	638,380	6.84	1.07	605,870	6.81	1.02

	2,674,227	4.28	4.78	1,301,048	5.14	0.94

(22)